Consolidated Schedule of Investments
July 31, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–30.64%
U.S. Treasury Bills–11.00%(a)
U.S. Treasury Bills	1.48%	11/25/2022	$ 71,000	$ 70,418,332
U.S. Treasury Bills	1.74%	12/08/2022	75,000	74,305,908
				144,724,240
U.S. Treasury Floating Rate Notes–19.64%(b)
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate - 0.02%)	2.49%	01/31/2024	80,200	80,402,230
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate - 0.08%)	2.43%	04/30/2024	92,000	92,105,255
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)	2.09%	07/31/2024	85,600	85,799,428
				258,306,913
Total U.S. Treasury Securities (Cost $403,001,399)				403,031,153
		Expiration Date
Commodity-Linked Securities–6.79%
Barclays Bank PLC (United Kingdom), U.S. Federal Funds Effective Rate minus 0.06% (linked to the Barclays Gold Nearby Total Return Index, multiplied by 2.5)(c)		11/21/2022	15,200	14,111,860
Barclays Bank PLC (United Kingdom), U.S. Federal Funds Effective Rate minus 0.06% (linked to the Barclays Copper Roll Yield Total Return Index, multiplied by 2)(c)		08/01/2023	14,730	14,284,261
Citigroup Global Markets Holdings, Inc., 1 month USD LIBOR minus 0.03% (linked to the S&P GSCI Gold Excess Return Index, multiplied by 2.5)(c)		10/27/2022	36,000	35,842,996
Societe Generale S.A. (France), U.S. Federal Funds Effective Rate minus 0.02% (linked to the Societe Generale Soybean Meal Index, multiplied by 2)(c)		12/22/2022	17,500	25,099,976
Total Commodity-Linked Securities (Cost $83,430,000)				89,339,093
			Shares
Money Market Funds–55.96%
Invesco Government & Agency Portfolio, Institutional Class, 1.71%(d)(e)			178,993,141	178,993,141
Invesco Liquid Assets Portfolio, Institutional Class, 1.67%(d)(e)			126,854,291	126,854,291
Invesco STIC (Global Series) PLC, U.S. Dollar Liquidity Portfolio (Ireland), Institutional Class, 1.68%(d)(e)			225,616,040	225,616,040
Invesco Treasury Portfolio, Institutional Class, 1.66%(d)(e)			204,563,590	204,563,590
Total Money Market Funds (Cost $736,001,332)				736,027,062
TOTAL INVESTMENTS IN SECURITIES–93.39% (Cost $1,222,432,731)				1,228,397,308
OTHER ASSETS LESS LIABILITIES–6.61%				86,885,005
NET ASSETS–100.00%				$1,315,282,313
Investment Abbreviations:
LIBOR	– London Interbank Offered Rate
USD	– U.S. Dollar
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Commodity Strategy Fund

Notes to Consolidated Schedule of Investments:
(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on July 31, 2022.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2022 was $89,339,093, which represented 6.79% of the Fund’s Net Assets.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$219,699,971	$363,587,447	$(404,294,277)	$-	$-	$178,993,141	$820,991
Invesco Liquid Assets Portfolio, Institutional Class	155,968,493	259,705,320	(288,781,627)	40,630	(78,525)	126,854,291	439,040
Invesco STIC (Global Series) PLC, U.S. Dollar Liquidity Portfolio, Institutional Class	317,059,908	1,410,123,353	(1,501,567,221)	-	-	225,616,040	770,606
Invesco Treasury Portfolio, Institutional Class	251,085,682	415,528,511	(462,050,603)	-	-	204,563,590	621,047
Total	$943,814,054	$2,448,944,631	$(2,656,693,728)	$40,630	$(78,525)	$736,027,062	$2,651,684

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2022.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Coffee ’C’	470	September-2022	$38,281,500	$(3,139,060)	$(3,139,060)
Corn	707	December-2022	21,917,000	(2,631,155)	(2,631,155)
Cotton No. 2	412	December-2022	19,928,440	(3,186,616)	(3,186,616)
Gasoline Reformulated Blendstock Oxygenate Blending	557	August-2022	72,830,201	1,399,886	1,399,886
Soybeans	1,144	November-2022	83,998,200	(4,750,258)	(4,750,258)
Wheat	213	December-2022	8,794,237	(2,783,928)	(2,783,928)
Total Futures Contracts				$(15,091,131)	$(15,091,131)

(a)	Futures contracts collateralized by $68,644,473 cash held with Goldman Sachs & Co., the futures commission merchant.

Open Over-The-Counter Total Return Swap Agreements(a)(b)
Counterparty	Pay/ Receive	Reference Entity(c)	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Barclays Bank PLC	Receive	Barclays Brent Crude Roll Yield Index	0.35%	Monthly	5,300	February—2023	USD	3,165,644	$—	$222,231	$222,231
Barclays Bank PLC	Receive	Barclays WTI Crude Roll Yield Excess Return Index	0.35	Monthly	157,200	March—2023	USD	70,266,907	—	3,837,362	3,837,362
BNP Paribas S.A.	Receive	BNP Paribas Commodity Daily Dynamic Curve CO Index	0.25	Monthly	49,200	August—2022	USD	30,948,980	—	237,026	237,026
Canadian Imperial Bank of Commerce	Receive	Canadian Imperial Bank of Commerce Dynamic Roll LME Copper Excess Return Index 2	0.30	Monthly	238,500	February—2023	USD	22,085,076	—	946,726	946,726
Goldman Sachs International	Receive	Enhanced Strategy AB31 on the S&P GSCI Cotton Excess Return Index	0.45	Monthly	963,000	December—2022	USD	58,591,616	—	3,668,645	3,668,645
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Commodity Strategy Fund

Open Over-The-Counter Total Return Swap Agreements(a)(b)—(continued)
Counterparty	Pay/ Receive	Reference Entity(c)	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Goldman Sachs International	Receive	S&P GSCI Soybean Meal Excess Return Index	0.42%	Monthly	26,350	December—2022	USD	30,387,637	$—	$2,070,817	$2,070,817
J.P. Morgan Chase Bank, N.A.	Receive	J.P. Morgan Contag Beta Gas Oil Excess Return Index	0.25	Monthly	131,300	March—2023	USD	55,437,499	—	2,563,015	2,563,015
Macquarie Bank Ltd.	Receive	Macquarie Aluminium Dynamic Selection Index	0.30	Monthly	1,302,000	February—2023	USD	74,350,580	—	2,538,770	2,538,770
Macquarie Bank Ltd.	Receive	Macquarie Single Commodity Silver type A Excess Return Index	0.16	Monthly	229,000	February—2023	USD	43,164,279	—	4,401,701	4,401,701
Merrill Lynch International	Pay	MLCIAPLH Excess Return Index	0.00	Monthly	2,095,000	April—2023	USD	18,152,337	—	0	0
Merrill Lynch International	Pay	Merrill Lynch Gold Excess Return Index	0.00	Monthly	36,000	February—2023	USD	7,279,870	—	0	0
Merrill Lynch International	Pay	MLCX2CCER Excess Return Index	0.00	Monthly	173,000	December—2022	USD	8,602,321	—	0	0
Merrill Lynch International	Pay	MLCX2LCER Excess Return Index	0.00	Monthly	16,000	March—2023	USD	955,064	—	0	0
Merrill Lynch International	Receive	Merrill Lynch Soybean Meal Index	0.30	Monthly	37,200	February—2023	USD	30,173,147	—	0	0
Merrill Lynch International	Receive	MLCX Dynamic Enhanced Copper Excess Return Index	0.25	Monthly	82,200	February—2023	USD	60,744,904	—	0	0
Merrill Lynch International	Receive	MLCX Natural Gas Annual Excess Return Index	0.25	Monthly	299,500	June—2023	USD	51,816,375	—	0	0
Morgan Stanley Capital Services LLC	Receive	MS Soybean Oil Dynamic Roll	0.30	Monthly	184,800	April—2023	USD	48,475,664	—	3,835,875	3,835,875
Royal Bank of Canada	Receive	RBC Enhanced Brent Crude Oil 01 Excess Return Index	0.35	Monthly	82,600	December—2022	USD	46,644,831	—	0	0
UBS AG	Receive	UBS Modified Roll Select Heating Oil Strategy	0.30	Monthly	468,000	December—2022	USD	59,850,414	—	1,075,651	1,075,651
Subtotal — Appreciation									—	25,397,819	25,397,819
Commodity Risk
Goldman Sachs International	Receive	Enhanced Strategy AB141 on the S&P GSCI Sugar Excess Return Index	0.37	Monthly	87,700	December—2022	USD	20,115,968	—	(1,055,890)	(1,055,890)
J.P. Morgan Chase Bank, N.A.	Pay	S&P GSCI Gold Index Excess Return	0.09	Monthly	101,000	July—2023	USD	12,765,178	—	(266,953)	(266,953)
Macquarie Bank Ltd.	Pay	Macquarie Single Commodity Nickel type A Excess Return Index	0.17	Monthly	80,000	February—2023	USD	11,347,920	—	(715,784)	(715,784)
Macquarie Bank Ltd.	Pay	Macquarie Single Commodity Zinc type A Excess Return Index	0.12	Monthly	124,200	June—2023	USD	23,791,541	—	(2,630,668)	(2,630,668)
Subtotal — Depreciation									—	(4,669,295)	(4,669,295)
Total — Total Return Swap Agreements									$—	$20,728,524	$20,728,524

(a)	Open Over-The-Counter Total Return Swap Agreements are collateralized by cash held with the swap Counterparties in the amount of $2,640,000.
(b)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.
(c)	The Reference Entity Components table below includes additional information regarding the underlying components of certain reference entities that are not publicly available.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Commodity Strategy Fund

Reference Entity Components
Reference Entity	Underlying Components	Percentage
Barclays Brent Crude Roll Yield Index	Long Futures Contracts
	Brent Crude	100.00%
Barclays WTI Crude Roll Yield Excess Return Index	Long Futures Contracts
	WTI Crude	100.00%
BNP Paribas Commodity Daily Dynamic Curve CO Index	Long Futures Contracts
	Brent Crude	100.00%
Canadian Imperial Bank of Commerce Dynamic Roll LME Copper Excess Return Index 2	Long Futures Contracts
	Copper	100.00%
Enhanced Strategy AB31 on the S&P GSCI Cotton Excess Return Index	Long Futures Contracts
	Cotton	100.00%
S&P GSCI Soybean Meal Excess Return Index	Long Futures Contracts
	Soybean Meal	100.00%
J.P. Morgan Contag Beta Gas Oil Excess Return Index	Long Futures Contracts
	Gas Oil	100.00%
Macquarie Aluminum Dynamic Selection Index	Long Futures Contracts
	Aluminum	100.00%
Macquarie Single Commodity Silver type A Excess Return Index	Long Futures Contracts
	Silver	100.00%
MLCIAPLH Excess Return Index	Long Futures Contracts
	Lean Hogs	100.00%
Merrill Lynch Gold Excess Return Index	Long Futures Contracts
	Gold	100.00%
MLCX2CCER Excess Return Index	Long Futures Contracts
	Cocoa	100.00%
MLCX2LCER Excess Return Index	Long Futures Contracts
	Live Cattle	100.00%
Merrill Lynch Soybean Meal Index	Long Futures Contracts
	Soybean Meal	100.00%
MLCX Dynamic Enhanced Copper Excess Return Index	Long Futures Contracts
	Copper	100.00%
MLCX Natural Gas Annual Excess Return Index	Long Futures Contracts
	Natural Gas	100.00%
MS Soybean Oil Dynamic Roll Index	Long Futures Contracts
	Soybean Oil	100.00%
RBC Enhanced Brent Crude Oil 01 Excess Return Index	Long Futures Contracts
	Brent Crude	100.00%
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Commodity Strategy Fund

Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
UBS Modified Roll Select Heating Oil Strategy	Long Futures Contracts
	Heating Oil	100.00%
Enhanced Strategy AB141 on the S&P GSCI Sugar Excess Return Index	Long Futures Contracts
	Sugar	100.00%
S&P GSCI Gold Index Excess Return	Long Futures Contracts
	Gold	100.00%
Macquarie Single Commodity Nickel type A Excess Return Index	Long Futures Contracts
	Nickel	100.00%
Macquarie Single Commodity Zinc type A Excess Return Index	Long Futures Contracts
	Zinc	100.00%
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Commodity Strategy Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings
July 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasury Securities	$—	$403,031,153	$—	$403,031,153
Commodity-Linked Securities	—	89,339,093	—	89,339,093
Money Market Funds	736,027,062	—	—	736,027,062
Total Investments in Securities	736,027,062	492,370,246	—	1,228,397,308
Other Investments - Assets*
Futures Contracts	1,399,886	—	—	1,399,886
Swap Agreements	—	25,397,819	—	25,397,819
	1,399,886	25,397,819	—	26,797,705
Other Investments - Liabilities*
Futures Contracts	(16,491,017)	—	—	(16,491,017)
Swap Agreements	—	(4,669,295)	—	(4,669,295)
	(16,491,017)	(4,669,295)	—	(21,160,312)
Total Other Investments	(15,091,131)	20,728,524	—	5,637,393
Total Investments	$720,935,931	$513,098,770	$—	$1,234,034,701

*	Unrealized appreciation (depreciation).
Invesco Balanced-Risk Commodity Strategy Fund